CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S EQUITY (USD $) In Millions, unless otherwise specified	Total	Owner's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	Seadrill [Member]	Total Before Non-controlling Interest [Member]	Non-controlling Interest [Member]
Consolidated Balance at Dec. 31, 2009	$ 1,318.2	$ 1,318.2	$ 0	$ 0	$ 0	$ 1,318.2	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	176.5	176.5	0	0	0	176.5	0
Movement in invested equity	(460.0)	(460.0)	0	0	0	(460.0)	0
Consolidated Balance at Dec. 31, 2010	1,034.7	1,034.7	0	0	0	1,034.7	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	141.1	141.1	0	0	0	141.1	0
Movement in invested equity	(382.8)	(382.8)	0	0	0	(382.8)	0
Consolidated Balance at Dec. 31, 2011	793.0	793.0	0	0	0	793.0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	146.5	146.5	0	0	0	146.5	0
Movement in invested equity	(6.4)	(6.4)	0	0	0	(6.4)	0
Elimination of equity transferred to the Company	0	(644.6)	0	0	0	(644.6)	644.6
Consolidated Balance at Oct. 24, 2012	933.1	288.5	0	0	0	288.5	644.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Allocation of Company capital to unitholders	0	(288.5)	202.6	85.9	0	0	0
Issuance of 24,815,025 common units and 16,543,350 subordinated units	221.4	0	221.4	0	0	221.4	0
Expenses related to IPO	(18.8)	0	(18.8)	0	0	(18.8)	0
Proceeds distributed back to Seadrill	(202.6)	0	(202.6)	0	0	(202.6)	0
Post IPO net income	41.8	0	5.6	3.7	0	9.3	32.5
Consolidated Balance at Dec. 31, 2012	$ 974.9	$ 0	$ 208.2	$ 89.6	$ 0	$ 297.8	$ 677.1